Schedule of Investments (unaudited)
August 31, 2023
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.1%
Lockheed Martin Corp.	3,497	$ 1,567,880
Automobiles — 3.8%
General Motors Co.	222,953	7,471,155
Tesla, Inc.(a)	119,119	30,742,232
		38,213,387
Beverages — 1.7%
PepsiCo, Inc.	98,324	17,493,806
Biotechnology — 2.4%
AbbVie, Inc.	31,850	4,680,676
Amgen, Inc.	32,597	8,355,915
Exelixis, Inc.(a)	6,021	134,810
Horizon Therapeutics PLC(a)	8,909	1,004,400
Incyte Corp.(a)	112,090	7,233,168
Neurocrine Biosciences, Inc.(a)	5,748	625,900
Seagen, Inc.(a)	5,996	1,235,596
Ultragenyx Pharmaceutical, Inc.(a)	31,391	1,154,875
		24,425,340
Broadline Retail — 5.7%
Amazon.com, Inc.(a)	368,187	50,813,488
eBay, Inc.	101,910	4,563,530
MercadoLibre, Inc.(a)	1,582	2,171,073
		57,548,091
Building Products — 1.2%
Allegion PLC	23,685	2,695,590
Builders FirstSource, Inc.(a)	31,414	4,556,286
Owens Corning	1,209	173,987
Trane Technologies PLC	21,145	4,340,223
		11,766,086
Capital Markets — 1.5%
Moody’s Corp.	43,211	14,553,465
Nasdaq, Inc.	3,914	205,407
		14,758,872
Chemicals — 1.0%
Cabot Corp.	1	72
Ecolab, Inc.	20,728	3,810,014
Sherwin-Williams Co.	24,791	6,736,211
		10,546,297
Commercial Services & Supplies — 1.2%
Cintas Corp.	22,844	11,517,260
Republic Services, Inc.	2,833	408,320
		11,925,580
Communications Equipment — 0.1%
Arista Networks, Inc.(a)	5,292	1,033,157
Consumer Staples Distribution & Retail — 1.3%
Walmart, Inc.	78,588	12,779,195
Electrical Equipment — 0.1%
AMETEK, Inc.	4,883	778,887
Electronic Equipment, Instruments & Components — 0.6%
Flex Ltd.(a)	196,468	5,420,552
TE Connectivity Ltd.	1,688	223,474
		5,644,026
Entertainment — 0.9%
Electronic Arts, Inc.	5,745	689,285
Netflix, Inc.(a)	10,756	4,664,662
Playtika Holding Corp.(a)	132,345	1,291,687
Security	Shares	Value
Entertainment (continued)
ROBLOX Corp., Class A(a)	6,761	$ 191,269
Spotify Technology SA(a)	11,710	1,802,989
		8,639,892
Financial Services — 5.5%
Block, Inc., Class A(a)	150,156	8,656,494
Mastercard, Inc., Class A	69,780	28,794,019
Visa, Inc., Class A	74,897	18,400,695
		55,851,208
Food Products — 0.9%
Hershey Co.	41,110	8,832,895
Health Care Equipment & Supplies — 1.7%
Abbott Laboratories	28,656	2,948,702
IDEXX Laboratories, Inc.(a)	7,556	3,864,214
ResMed, Inc.	1,292	206,190
Stryker Corp.	36,156	10,252,034
		17,271,140
Health Care Providers & Services — 2.6%
Elevance Health, Inc.	14,233	6,291,128
HCA Healthcare, Inc.	16,294	4,518,326
UnitedHealth Group, Inc.	32,168	15,330,626
		26,140,080
Health Care Technology — 0.2%
Teladoc Health, Inc.(a)	103,040	2,332,826
Hotels, Restaurants & Leisure — 1.5%
Boyd Gaming Corp.	69,200	4,627,404
Caesars Entertainment, Inc.(a)	19,175	1,059,610
Chipotle Mexican Grill, Inc.(a)	54	104,039
McDonald’s Corp.	14,947	4,202,349
Royal Caribbean Cruises Ltd.(a)	27,371	2,708,087
Travel + Leisure Co.	53,737	2,160,227
Wingstop, Inc.	2,616	420,234
		15,281,950
Household Durables — 0.5%
DR Horton, Inc.	16,509	1,964,901
PulteGroup, Inc.	14,962	1,227,782
Toll Brothers, Inc.	4,520	370,323
TopBuild Corp.(a)	6,312	1,830,985
		5,393,991
Household Products — 0.6%
Kimberly-Clark Corp.	45,990	5,924,892
Industrial Conglomerates — 0.1%
Honeywell International, Inc.	4,010	753,639
Interactive Media & Services — 9.3%
Alphabet, Inc., Class A(a)	132,237	18,006,712
Alphabet, Inc., Class C, NVS(a)	231,974	31,861,629
Match Group, Inc.(a)	6,033	282,767
Meta Platforms, Inc., Class A(a)	142,042	42,028,807
Snap, Inc., Class A, NVS(a)	165,905	1,717,117
		93,897,032
IT Services — 0.8%
Accenture PLC, Class A	1,443	467,200
VeriSign, Inc.(a)	33,482	6,957,225
Wix.com Ltd.(a)	4,625	456,811
		7,881,236

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Growth Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Life Sciences Tools & Services — 0.9%
Agilent Technologies, Inc.	71,672	$ 8,677,329
Mettler-Toledo International, Inc.(a)	347	421,078
		9,098,407
Machinery — 1.3%
Cummins, Inc.	4,684	1,077,507
Illinois Tool Works, Inc.	25,000	6,183,750
Oshkosh Corp.	5,042	523,511
Otis Worldwide Corp.	28,602	2,446,901
Xylem, Inc.	24,265	2,512,398
		12,744,067
Media — 0.0%
Fox Corp., Class A, NVS	5,460	180,508
Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	68,305	4,211,003
Eli Lilly & Co.	36,462	20,207,241
		24,418,244
Professional Services — 0.0%
Insperity, Inc.	3,258	330,133
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class A(a)	163	8,300
Semiconductors & Semiconductor Equipment — 9.5%
Advanced Micro Devices, Inc.(a)	4,387	463,794
Applied Materials, Inc.	116,308	17,767,210
Axcelis Technologies, Inc.(a)	1,208	232,117
Broadcom, Inc.	3,822	3,527,286
Intel Corp.	117,753	4,137,840
KLA Corp.	853	428,095
Lam Research Corp.	5,749	4,038,098
Lattice Semiconductor Corp.(a)	54,740	5,324,012
MaxLinear, Inc.(a)	17,828	418,958
Microchip Technology, Inc.	5,609	459,041
NVIDIA Corp.	100,948	49,822,885
NXP Semiconductors NV	23,171	4,766,738
QUALCOMM, Inc.	37,359	4,278,726
		95,664,800
Software — 19.0%
Adobe, Inc.(a)	42,998	24,050,501
Cadence Design Systems, Inc.(a)	41,323	9,935,702
Fortinet, Inc.(a)	130,532	7,859,332
FreedomPay, Inc.(a)(b)	43,051	—
Intuit, Inc.	7,573	4,103,127
Manhattan Associates, Inc.(a)	33,859	6,860,511
Microsoft Corp.	369,602	121,140,752
RingCentral, Inc., Class A(a)	26,705	825,986
Salesforce, Inc.(a)	15,888	3,518,556
ServiceNow, Inc.(a)	11,695	6,886,367
Synopsys, Inc.(a)	5,551	2,547,298
Teradata Corp.(a)	52,159	2,413,397
VMware, Inc., Class A(a)	4,810	811,832
		190,953,361
Security	Shares	Value
Specialized REITs — 0.3%
SBA Communications Corp.	12,062	$ 2,708,281
Specialty Retail — 3.8%
AutoNation, Inc.(a)	16,231	2,549,728
Best Buy Co., Inc.	15,334	1,172,284
Chewy, Inc., Class A(a)	147,029	3,525,755
Five Below, Inc.(a)	13,241	2,276,922
Home Depot, Inc.	7,751	2,560,155
O’Reilly Automotive, Inc.(a)	5,391	5,065,923
Penske Automotive Group, Inc.	10,487	1,723,014
TJX Cos., Inc.	187,874	17,374,588
Wayfair, Inc., Class A(a)	26,362	1,821,878
		38,070,247
Technology Hardware, Storage & Peripherals — 13.9%
Apple Inc.	678,668	127,501,357
Dell Technologies, Inc., Class C	82,573	4,643,906
Hewlett Packard Enterprise Co.	370,730	6,298,703
HP, Inc.	50,178	1,490,788
		139,934,754
Textiles, Apparel & Luxury Goods — 1.5%
Crocs, Inc.(a)	13,159	1,280,897
Lululemon Athletica, Inc.(a)	30,684	11,698,582
NIKE, Inc., Class B	13,353	1,358,134
Skechers U.S.A., Inc., Class A(a)	7,137	359,062
		14,696,675
Trading Companies & Distributors — 1.2%
WW Grainger, Inc.	16,622	11,870,435
Total Long-Term Investments — 99.1% (Cost: $626,550,467)		997,359,597
Short-Term Securities
Money Market Funds — 0.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	8,440,738	8,440,738
Total Short-Term Securities — 0.8% (Cost: $8,440,738)		8,440,738
Total Investments — 99.9% (Cost: $634,991,205)		1,005,800,335
Other Assets Less Liabilities — 0.1%		837,456
Net Assets — 100.0%		$ 1,006,637,791
(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Growth Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/23	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 6,109,397	$ 2,331,341(a)	$ —	$ —	$ —	$ 8,440,738	8,440,738	$ 108,742	$ —
SL Liquidity Series, LLC, Money Market Series(b)	12,171,918	—	(12,170,829)(a)	(2,271)	1,182	—	—	909(c)	—
				$ (2,271)	$ 1,182	$ 8,440,738		$ 109,651	$ —
(a)	Represents net amount purchased (sold).
(b)	As of period end, the entity is no longer held.
(c)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
NASDAQ 100 E-Mini Index	35	09/15/23	$ 10,877	$ 235,513
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)  (continued)
August 31, 2023
BlackRock Advantage Large Cap Growth Fund
Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 997,359,597	$ —	$ —	$ 997,359,597
Short-Term Securities
Money Market Funds	8,440,738	—	—	8,440,738
	$ 1,005,800,335	$ —	$ —	$ 1,005,800,335
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 235,513	$ —	$ —	$ 235,513
(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS	Non-Voting Shares
4